Acquisition - Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Goodwill	¥ 4,071,391	¥ 4,071,391	$ 638,890
Customer relationship [Member]
Intangible assets, Estimated useful life	5 years
TTP Car Inc. ("TTP") [Member]
Goodwill		2,567,113
Net liabilities acquired, excluding intangible assets and the related deferred tax liabilities		(861,918)
Deferred tax liabilities		(63,570)
Noncontrolling interests		(147,639)
Convertible redeemable noncontrolling interests		(1,056,237)
Recognized Identifiable Assets Acquired and Liabilities Assumed		861,549
TTP Car Inc. ("TTP") [Member] | Technologies [Member]
Intangible assets		¥ 202,100
Intangible assets, Estimated useful life		5 years
TTP Car Inc. ("TTP") [Member] | Trademarks [Member]
Intangible assets		¥ 106,900
Intangible assets, Estimated useful life		10 years
TTP Car Inc. ("TTP") [Member] | Customer relationship [Member]
Intangible assets		¥ 41,300
Intangible assets, Estimated useful life		5 years
TTP Car Inc. ("TTP") [Member] | Database [Member]
Intangible assets		¥ 73,500
Intangible assets, Estimated useful life		5 years